SCHEDULE OF NOTE PAYABLE (Details) - Freight App Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 19, 2020
Notes payable	$ 2,650,000		$ 10,726,543
Less: unamortized discount	(2,203,226)
Notes payable, net	$ 446,774